Leasing Arrangements (Schedule Of Future Minimum Lease Payments Received From Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leasing Arrangements [Abstract]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 130
Future capital lease payments receivable within the second year from the balance sheet date on nonooperating leases	115
Future capital lease payments receivable within the third year from the balance sheet date on nonooperating leases	94
Future capital lease payments receivable within the fourth year from the balance sheet date on nonooperating leases	67
Future capital lease payments receivable within the fifth year from the balance sheet date on nonooperating leases	148
Future capital lease payments receivable after the fifth year from the balance sheet date on nonooperating leases	1,175
Future capital lease payments receivable on nonoperating leases	1,729	2,515
Future operating lease payments receivable within one year of the balance sheet date	171
Future operating lease payments receivable within the second year from the balance sheet date	157
Future operating lease payments receivable within the third year from the balance sheet date	140
Future operating lease payments receivable within the fourth year from the balance sheet date	119
Future operating lease payments receivable within the fifth year from the balance sheet date	95
Future operating lease payments receivable after the fifth year from the balance sheet date	102
Future operating lease payments receivable	$ 784